JPMorgan Corporate Bond Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited)

Investments	Principal Amount($)	Value($)
CORPORATE BONDS — 97.6%
Aerospace & Defense — 2.9%
Boeing Co. (The)
2.70%, 5/1/2022	172,000	174,911
3.60%, 5/1/2034	40,000	43,187
L3Harris Technologies, Inc. 4.40%, 6/15/2028 (a)	58,000	64,742
Lockheed Martin Corp.
3.55%, 1/15/2026	34,000	36,561
4.09%, 9/15/2052	71,000	83,480
Northrop Grumman Corp.
3.25%, 1/15/2028	22,000	22,944
4.03%, 10/15/2047	77,000	86,342
Precision Castparts Corp. 3.25%, 6/15/2025	24,000	25,262
Rockwell Collins, Inc. 3.50%, 3/15/2027	111,000	118,382
United Technologies Corp.
3.10%, 6/1/2022	80,000	82,120
4.45%, 11/16/2038	60,000	71,525
4.50%, 6/1/2042	20,000	24,114
3.75%, 11/1/2046	70,000	76,917

		910,487

Automobiles — 0.8%
General Motors Co.
4.88%, 10/2/2023	193,000	208,060
5.00%, 10/1/2028	26,000	27,823
5.00%, 4/1/2035	30,000	30,941

		266,824

Banks — 15.6%
Bank of America Corp.
(ICE LIBOR USD 3 Month + 0.66%), 2.37%, 7/21/2021 (b)	380,000	380,744
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (b)	401,000	409,418
(ICE LIBOR USD 3 Month + 0.87%), 2.46%, 10/22/2025 (b)	30,000	30,087
(ICE LIBOR USD 3 Month + 1.06%), 3.56%, 4/23/2027 (b)	50,000	52,748
(ICE LIBOR USD 3 Month + 1.58%), 3.82%, 1/20/2028 (b)	110,000	118,508
(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028 (b)	150,000	157,267
(ICE LIBOR USD 3 Month + 1.81%), 4.24%, 4/24/2038 (b)	120,000	138,679
Bank of Nova Scotia (The) (Canada) 2.70%, 3/7/2022	80,000	81,278
Citigroup, Inc. 2.90%, 12/8/2021	50,000	50,735
(ICE LIBOR USD 3 Month + 0.95%), 2.88%, 7/24/2023 (b)	225,000	228,347

Investments	Principal Amount($)	Value($)
(ICE LIBOR USD 3 Month + 0.90%), 3.35%, 4/24/2025 (b)	50,000	51,815
3.20%, 10/21/2026	225,000	233,300
(ICE LIBOR USD 3 Month + 1.39%), 3.67%, 7/24/2028 (b)	58,000	61,587
(ICE LIBOR USD 3 Month + 1.17%), 3.88%, 1/24/2039 (b)	20,000	21,913
4.65%, 7/23/2048	60,000	74,449
Citizens Financial Group, Inc. 4.30%, 12/3/2025	124,000	133,398
Cooperatieve Rabobank UA (Netherlands)
3.88%, 2/8/2022	59,000	61,284
5.25%, 5/24/2041	10,000	13,833
HSBC Holdings plc (United Kingdom)
5.10%, 4/5/2021	110,000	114,282
4.00%, 3/30/2022	131,000	136,589
(ICE LIBOR USD 3 Month + 1.61%), 3.97%, 5/22/2030 (b)	200,000	213,842
Huntington Bancshares, Inc.
2.30%, 1/14/2022	180,000	180,757
2.63%, 8/6/2024	45,000	45,571
Mitsubishi UFJ Financial Group, Inc. (Japan)
2.67%, 7/25/2022	100,000	101,164
3.76%, 7/26/2023	66,000	69,296
3.68%, 2/22/2027	31,000	33,039
3.96%, 3/2/2028	39,000	42,751
PNC Financial Services Group, Inc. (The)
3.90%, 4/29/2024	13,000	13,860
3.15%, 5/19/2027	23,000	24,023
Royal Bank of Scotland Group plc (United Kingdom)
6.13%, 12/15/2022	39,000	42,319
6.00%, 12/19/2023	175,000	193,584
5.13%, 5/28/2024	101,000	108,735
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.78%, 7/12/2022	80,000	81,284
2.63%, 7/14/2026	70,000	70,055
3.36%, 7/12/2027	59,000	61,752
SunTrust Bank 2.45%, 8/1/2022	40,000	40,305
US Bancorp Series V, 2.38%, 7/22/2026	42,000	42,370
Wells Fargo & Co.
2.10%, 7/26/2021	100,000	100,182
2.63%, 7/22/2022	80,000	80,942
3.75%, 1/24/2024	110,000	116,196
3.00%, 10/23/2026	143,000	147,155
4.30%, 7/22/2027	70,000	76,781

JPMorgan Corporate Bond Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
(ICE LIBOR USD 3 Month + 1.31%), 3.58%, 5/22/2028 (b)	141,000	149,836
(ICE LIBOR USD 3 Month + 1.17%), 2.88%, 10/30/2030 (b)	30,000	30,134
3.90%, 5/1/2045	30,000	34,006
4.75%, 12/7/2046	50,000	61,078
Westpac Banking Corp. (Australia)
2.75%, 1/11/2023	70,000	71,246
2.85%, 5/13/2026	187,000	191,406

		4,973,930

Beverages — 2.0%
Anheuser-Busch Cos. LLC (Belgium)
3.65%, 2/1/2026	50,000	53,624
4.90%, 2/1/2046	124,000	148,755
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.00%, 4/13/2028	40,000	44,123
4.90%, 1/23/2031	25,000	29,917
4.60%, 4/15/2048	122,000	141,471
4.44%, 10/6/2048	30,000	34,094
Keurig Dr Pepper, Inc. 4.06%, 5/25/2023	132,000	139,569
PepsiCo, Inc. 3.45%, 10/6/2046	30,000	32,288

		623,841

Biotechnology — 2.4%
AbbVie, Inc.
2.90%, 11/6/2022	160,000	163,005
2.60%, 11/21/2024 (a)	45,000	45,203
3.60%, 5/14/2025	50,000	52,417
2.95%, 11/21/2026 (a)	35,000	35,347
4.25%, 11/14/2028	95,000	104,755
4.05%, 11/21/2039 (a)	65,000	67,744
4.70%, 5/14/2045	50,000	55,470
4.25%, 11/21/2049 (a)	35,000	36,762
Celgene Corp.
3.90%, 2/20/2028	40,000	43,797
4.35%, 11/15/2047	70,000	82,672
Gilead Sciences, Inc. 4.15%, 3/1/2047	63,000	70,372

		757,544

Capital Markets — 7.3%
Bank of New York Mellon Corp. (The)
3.55%, 9/23/2021	99,000	101,804
2.20%, 8/16/2023	60,000	60,264
(ICE LIBOR USD 3 Month + 1.07%), 3.44%, 2/7/2028 (b)	112,000	119,428
CME Group, Inc. 3.00%, 3/15/2025	82,000	85,482
Credit Suisse Group AG (Switzerland)
(ICE LIBOR USD 3 Month + 1.24%), 4.21%, 6/12/2024 (a)(b)	250,000	263,685

Investments	Principal Amount($)	Value($)
Goldman Sachs Group, Inc. (The)
2.35%, 11/15/2021	40,000	40,162
5.75%, 1/24/2022	291,000	312,341
(ICE LIBOR USD 3 Month + 0.82%), 2.88%, 10/31/2022 (b)	70,000	70,783
4.00%, 3/3/2024	188,000	199,981
3.85%, 1/26/2027	73,000	77,676
(ICE LIBOR USD 3 Month + 1.30%), 4.22%, 5/1/2029 (b)	63,000	69,392
(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038 (b)	148,000	160,399
Morgan Stanley
2.63%, 11/17/2021	230,000	232,446
2.75%, 5/19/2022	182,000	184,501
3.70%, 10/23/2024	50,000	52,947
3.63%, 1/20/2027	70,000	74,618
(ICE LIBOR USD 3 Month + 1.14%), 3.77%, 1/24/2029 (b)	110,000	118,194
(ICE LIBOR USD 3 Month + 1.46%), 3.97%, 7/22/2038 (b)	110,000	121,221

		2,345,324

Chemicals — 1.5%
Dow Chemical Co. (The) 3.50%, 10/1/2024	85,000	89,092
DuPont de Nemours, Inc.
4.21%, 11/15/2023	164,000	175,129
4.73%, 11/15/2028	95,000	107,624
Sherwin-Williams Co. (The)
2.75%, 6/1/2022	36,000	36,561
3.45%, 6/1/2027	60,000	63,100

		471,506

Commercial Services & Supplies — 0.4%
Waste Management, Inc.
3.45%, 6/15/2029	55,000	59,064
4.15%, 7/15/2049	50,000	57,961

		117,025

Consumer Finance — 2.3%
American Express Co. 3.70%, 8/3/2023	60,000	63,060
Capital One Financial Corp.
3.30%, 10/30/2024	67,000	69,380
3.80%, 1/31/2028	120,000	127,336
Discover Financial Services 4.10%, 2/9/2027	75,000	80,411
General Motors Financial Co., Inc.
3.20%, 7/6/2021	154,000	155,894
4.35%, 1/17/2027	36,000	37,330
John Deere Capital Corp.
2.80%, 3/6/2023	104,000	106,936
2.60%, 3/7/2024	100,000	102,019

		742,366

JPMorgan Corporate Bond Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Containers & Packaging — 0.3%
International Paper Co. 4.40%, 8/15/2047	50,000	53,082
WRKCo, Inc. 4.65%, 3/15/2026	54,000	59,243

		112,325

Diversified Financial Services — 1.8%
Berkshire Hathaway, Inc. 3.13%, 3/15/2026	30,000	31,608
GE Capital International Funding Co. Unlimited Co. 2.34%, 11/15/2020	200,000	199,798
Hutchison Whampoa International 11 Ltd. (United Kingdom) 4.63%, 1/13/2022 (c)	200,000	208,813
ORIX Corp. (Japan) 2.90%, 7/18/2022	10,000	10,166
Shell International Finance BV (Netherlands)
3.25%, 5/11/2025	22,000	23,160
4.13%, 5/11/2035	50,000	58,068
4.38%, 5/11/2045	34,000	40,949

		572,562

Diversified Telecommunication Services — 3.4%
AT&T, Inc.
3.00%, 6/30/2022	149,000	151,952
3.40%, 5/15/2025	49,000	51,140
4.30%, 2/15/2030	46,000	50,568
5.25%, 3/1/2037	45,000	53,600
4.90%, 8/15/2037	20,000	22,846
4.35%, 6/15/2045	20,000	21,336
4.50%, 3/9/2048	190,000	206,800
Verizon Communications, Inc.
3.38%, 2/15/2025	7,000	7,392
4.33%, 9/21/2028	92,000	104,347
4.02%, 12/3/2029	40,000	44,677
4.40%, 11/1/2034	20,000	23,212
4.27%, 1/15/2036	307,000	350,132

		1,088,002

Electric Utilities — 5.9%
Duke Energy Corp.
3.75%, 4/15/2024	210,000	222,435
2.65%, 9/1/2026	18,000	18,130
3.75%, 9/1/2046	150,000	156,370
Duke Energy Indiana LLC Series YYY, 3.25%, 10/1/2049	20,000	20,135
Edison International
3.13%, 11/15/2022	55,000	55,241
3.55%, 11/15/2024	100,000	100,701
4.13%, 3/15/2028	25,000	25,275
Emera US Finance LP (Canada)
4.75%, 6/15/2046	98,000	114,388
Entergy Louisiana LLC 4.00%, 3/15/2033	173,000	197,641

Investments	Principal Amount($)	Value($)
Entergy Texas, Inc. 3.55%, 9/30/2049	35,000	36,214
Evergy, Inc.
2.45%, 9/15/2024	40,000	40,019
2.90%, 9/15/2029	75,000	74,625
Exelon Corp. 4.45%, 4/15/2046	84,000	94,738
FirstEnergy Corp.
Series B, 3.90%, 7/15/2027	119,000	127,544
Series C, 4.85%, 7/15/2047	30,000	35,587
Florida Power & Light Co. 3.95%, 3/1/2048	30,000	34,874
Fortis, Inc. (Canada)
3.06%, 10/4/2026	112,000	115,150
NextEra Energy Capital Holdings, Inc. 3.15%, 4/1/2024	30,000	31,022
Pennsylvania Electric Co. 3.60%, 6/1/2029 (a)	75,000	79,681
PPL Electric Utilities Corp. 3.00%, 10/1/2049	20,000	19,252
Southern California Edison Co.
Series C, 3.60%, 2/1/2045	84,000	82,933
4.00%, 4/1/2047	30,000	31,539
Southern Co. (The) 4.40%, 7/1/2046	54,000	60,484
Virginia Electric & Power Co.
Series A, 3.15%, 1/15/2026	17,000	17,746
Series A, 3.50%, 3/15/2027	43,000	45,843
4.60%, 12/1/2048	30,000	36,929

		1,874,496

Energy Equipment & Services — 0.6%
Baker Hughes a GE Co. LLC 4.08%, 12/15/2047	31,000	31,633
Halliburton Co. 5.00%, 11/15/2045	50,000	56,074
Schlumberger Holdings Corp.
3.75%, 5/1/2024 (a)	20,000	21,053
3.90%, 5/17/2028 (a)	70,000	74,147

		182,907

Entertainment — 0.3%
TWDC Enterprises 18 Corp. 4.13%, 6/1/2044	40,000	47,814
Walt Disney Co. (The)
2.00%, 9/1/2029	30,000	29,188
2.75%, 9/1/2049	20,000	19,238

		96,240

Equity Real Estate Investment Trusts (REITs) — 4.0%
Alexandria Real Estate Equities, Inc. 2.75%, 12/15/2029	25,000	24,702
American Tower Corp.
3.38%, 10/15/2026	130,000	134,897
3.55%, 7/15/2027	158,000	165,414

JPMorgan Corporate Bond Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Boston Properties LP 4.50%, 12/1/2028	30,000	34,112
Healthpeak Properties, Inc. 4.00%, 6/1/2025	330,000	355,126
Simon Property Group LP
3.38%, 10/1/2024	60,000	63,047
3.30%, 1/15/2026	80,000	84,324
2.45%, 9/13/2029	60,000	59,004
3.25%, 9/13/2049	20,000	19,829
UDR, Inc. 3.00%, 8/15/2031	20,000	20,114
Welltower, Inc.
3.63%, 3/15/2024	140,000	147,135
4.00%, 6/1/2025	140,000	150,482
3.10%, 1/15/2030	35,000	35,377

		1,293,563

Food & Staples Retailing — 1.3%
Kroger Co. (The)
2.65%, 10/15/2026	230,000	230,382
4.45%, 2/1/2047	25,000	26,711
Walmart, Inc.
3.05%, 7/8/2026	85,000	89,567
3.70%, 6/26/2028	25,000	27,638
4.05%, 6/29/2048	39,000	46,667

		420,965

Food Products — 0.4%
Kraft Heinz Foods Co.
3.95%, 7/15/2025	37,000	38,831
4.38%, 6/1/2046	79,000	76,899

		115,730

Gas Utilities — 0.1%
Atmos Energy Corp. 4.13%, 10/15/2044	31,000	36,137

Health Care Equipment & Supplies — 2.0%
Abbott Laboratories 3.75%, 11/30/2026	80,000	87,716
Becton Dickinson and Co.
2.89%, 6/6/2022	90,000	91,352
3.70%, 6/6/2027	98,000	104,908
4.69%, 12/15/2044	55,000	64,873
Boston Scientific Corp.
4.00%, 3/1/2028	40,000	44,019
4.55%, 3/1/2039	20,000	23,629
4.70%, 3/1/2049	60,000	73,486
DH Europe Finance II SARL
3.25%, 11/15/2039	40,000	40,530
3.40%, 11/15/2049	20,000	20,580
Medtronic, Inc. 4.38%, 3/15/2035	72,000	86,223

		637,316

Health Care Providers & Services — 4.4%
Aetna, Inc.
2.80%, 6/15/2023	215,000	218,184
3.88%, 8/15/2047	40,000	40,305

Investments	Principal Amount($)	Value($)
Anthem, Inc. 4.65%, 8/15/2044	96,000	108,059
Cigna Corp.
4.00%, 2/15/2022 (a)	40,000	41,236
3.25%, 4/15/2025 (a)	130,000	133,796
4.80%, 8/15/2038	68,000	78,642
4.90%, 12/15/2048	20,000	23,678
CVS Health Corp.
2.63%, 8/15/2024	10,000	10,080
4.30%, 3/25/2028	131,000	142,861
3.25%, 8/15/2029	20,000	20,313
5.05%, 3/25/2048	156,000	184,468
HCA, Inc.
4.50%, 2/15/2027	70,000	75,537
5.25%, 6/15/2049	110,000	123,725
UnitedHealth Group, Inc.
3.75%, 7/15/2025	68,000	73,282
3.50%, 8/15/2039	55,000	58,259
4.25%, 3/15/2043	70,000	80,277

		1,412,702

Hotels, Restaurants & Leisure — 0.9%
McDonald’s Corp.
3.70%, 1/30/2026	132,000	141,947
3.80%, 4/1/2028	33,000	36,127
4.88%, 12/9/2045	70,000	85,832
3.63%, 9/1/2049	20,000	20,379

		284,285

Industrial Conglomerates — 2.2%
General Electric Co.
4.63%, 1/7/2021	100,000	102,614
4.65%, 10/17/2021	60,000	62,668
2.70%, 10/9/2022	160,000	161,287
6.75%, 3/15/2032	31,000	40,177
5.88%, 1/14/2038	161,000	197,253
4.13%, 10/9/2042	8,000	8,441
Honeywell International, Inc. 2.30%, 8/15/2024	45,000	45,560
Roper Technologies, Inc. 4.20%, 9/15/2028	89,000	97,836

		715,836

Insurance — 1.6%
American International Group, Inc.
3.90%, 4/1/2026	28,000	30,060
4.50%, 7/16/2044	99,000	113,375
Athene Holding Ltd. 4.13%, 1/12/2028	84,000	86,600
Berkshire Hathaway Finance Corp.
4.20%, 8/15/2048	110,000	129,664
4.25%, 1/15/2049	20,000	23,741
Marsh & McLennan Cos., Inc. 4.38%, 3/15/2029	30,000	33,980

JPMorgan Corporate Bond Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
MetLife, Inc. 4.13%, 8/13/2042	20,000	22,609
New York Life Global Funding 2.88%, 4/10/2024 (a)	60,000	61,875
Prudential Financial, Inc. 3.91%, 12/7/2047	20,000	21,670

		523,574

Internet & Direct Marketing Retail — 0.5%
Amazon.com, Inc.
3.88%, 8/22/2037	140,000	159,410
4.05%, 8/22/2047	10,000	11,943

		171,353

IT Services — 2.3%
Fidelity National Information Services, Inc. 3.75%, 5/21/2029	95,000	103,469
Global Payments, Inc.
3.20%, 8/15/2029	110,000	111,683
4.15%, 8/15/2049	50,000	52,273
International Business Machines Corp.
2.85%, 5/13/2022	100,000	101,886
3.00%, 5/15/2024	100,000	103,478
3.30%, 5/15/2026	200,000	210,450
Mastercard, Inc. 2.95%, 6/1/2029	35,000	36,759

		719,998

Life Sciences Tools & Services — 0.2%
Thermo Fisher Scientific, Inc. 3.00%, 4/15/2023	70,000	71,900

Media — 3.3%
Charter Communications Operating LLC
4.46%, 7/23/2022	118,000	123,771
6.48%, 10/23/2045	63,000	78,061
Comcast Corp.
3.70%, 4/15/2024	167,000	177,545
3.95%, 10/15/2025	78,000	85,088
4.15%, 10/15/2028	74,000	83,426
3.90%, 3/1/2038	40,000	44,342
4.60%, 10/15/2038	178,000	213,449
4.70%, 10/15/2048	43,000	53,361
3.45%, 2/1/2050	20,000	20,509
Cox Communications, Inc. 3.50%, 8/15/2027 (a)	80,000	84,208
Discovery Communications LLC 4.13%, 5/15/2029	30,000	32,123
Time Warner Cable LLC 6.75%, 6/15/2039	48,000	60,377

		1,056,260

Multi-Utilities — 1.8%
Ameren Corp. 2.50%, 9/15/2024	105,000	105,151

Investments	Principal Amount($)	Value($)
Berkshire Hathaway Energy Co.
4.50%, 2/1/2045	80,000	96,461
3.80%, 7/15/2048	38,000	41,280
4.45%, 1/15/2049	49,000	58,362
Dominion Energy, Inc. 3.90%, 10/1/2025	17,000	18,191
NiSource, Inc. 2.95%, 9/1/2029	35,000	35,013
San Diego Gas & Electric Co. Series TTT, 4.10%, 6/15/2049	30,000	33,465
Sempra Energy
3.25%, 6/15/2027	40,000	41,059
3.80%, 2/1/2038	38,000	39,139
4.00%, 2/1/2048	50,000	52,068
Southern Co. Gas Capital Corp. 2.45%, 10/1/2023	70,000	70,194

		590,383

Oil, Gas & Consumable Fuels — 7.5%
BP Capital Markets America, Inc.
3.41%, 2/11/2026	95,000	100,412
4.23%, 11/6/2028	30,000	33,793
BP Capital Markets plc (United Kingdom) 3.28%, 9/19/2027	210,000	220,414
Canadian Natural Resources Ltd. (Canada)
2.95%, 1/15/2023	125,000	127,138
3.85%, 6/1/2027	29,000	30,710
Columbia Pipeline Group, Inc. 4.50%, 6/1/2025	60,000	65,185
Enbridge, Inc. (Canada) 4.25%, 12/1/2026	61,000	66,508
Energy Transfer Operating LP
4.75%, 1/15/2026	22,000	23,531
4.95%, 6/15/2028	32,000	34,495
Enterprise Products Operating LLC
3.13%, 7/31/2029	20,000	20,358
5.10%, 2/15/2045	43,000	50,936
4.80%, 2/1/2049	34,000	39,367
4.20%, 1/31/2050	15,000	16,043
EOG Resources, Inc. 2.63%, 3/15/2023	70,000	71,261
EQM Midstream Partners LP 4.75%, 7/15/2023	118,000	115,021
Kinder Morgan, Inc.
4.30%, 6/1/2025	13,000	14,009
5.55%, 6/1/2045	63,000	73,848
Marathon Petroleum Corp. 4.75%, 9/15/2044	17,000	18,576
MPLX LP
4.25%, 12/1/2027 (a)	28,000	29,360
4.00%, 3/15/2028	34,000	34,825
4.50%, 4/15/2038	60,000	59,853

JPMorgan Corporate Bond Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Noble Energy, Inc.
5.25%, 11/15/2043	80,000	86,715
5.05%, 11/15/2044	40,000	42,550
Occidental Petroleum Corp.
2.70%, 8/15/2022	170,000	171,360
2.90%, 8/15/2024	255,000	256,411
3.40%, 4/15/2026	55,000	55,949
3.00%, 2/15/2027	25,000	24,914
Phillips 66
4.30%, 4/1/2022	64,000	67,315
4.65%, 11/15/2034	80,000	93,968
Suncor Energy, Inc. (Canada) 4.00%, 11/15/2047	30,000	32,200
Sunoco Logistics Partners Operations LP 5.40%, 10/1/2047	112,000	117,880
TransCanada PipeLines Ltd. (Canada) 4.63%, 3/1/2034	151,000	170,669
Williams Cos., Inc. (The) 3.75%, 6/15/2027	16,000	16,381

		2,381,955

Pharmaceuticals — 4.5%
Allergan Funding SCS 3.45%, 3/15/2022	50,000	51,077
AstraZeneca plc (United Kingdom) 4.38%, 11/16/2045	30,000	35,514
Bristol-Myers Squibb Co.
2.90%, 7/26/2024 (a)	54,000	55,676
3.40%, 7/26/2029 (a)	30,000	32,218
4.25%, 10/26/2049 (a)	120,000	142,429
Eli Lilly & Co.
3.38%, 3/15/2029	30,000	32,351
3.95%, 3/15/2049	55,000	64,808
Merck & Co., Inc.
2.75%, 2/10/2025	100,000	103,071
3.40%, 3/7/2029	30,000	32,602
Pfizer, Inc.
3.00%, 12/15/2026	40,000	42,271
4.00%, 12/15/2036	40,000	46,398
4.40%, 5/15/2044	20,000	24,351
4.13%, 12/15/2046	62,000	73,248
4.00%, 3/15/2049	20,000	23,463
Shire Acquisitions Investments Ireland DAC
2.40%, 9/23/2021	275,000	276,194
3.20%, 9/23/2026	251,000	259,583
Zoetis, Inc.
3.00%, 9/12/2027	80,000	82,196
4.70%, 2/1/2043	40,000	48,176

		1,425,626

Road & Rail — 2.4%
Burlington Northern Santa Fe LLC
4.90%, 4/1/2044	76,000	95,100
4.55%, 9/1/2044	25,000	30,217
4.15%, 4/1/2045	71,000	81,661

Investments	Principal Amount($)	Value($)
CSX Corp.
3.25%, 6/1/2027	124,000	130,886
4.10%, 3/15/2044	20,000	22,162
4.30%, 3/1/2048	57,000	65,855
Norfolk Southern Corp.
4.15%, 2/28/2048	90,000	101,673
3.40%, 11/1/2049	50,000	49,786
Union Pacific Corp.
3.95%, 9/10/2028	21,000	23,229
3.70%, 3/1/2029	70,000	76,355
4.38%, 9/10/2038	41,000	47,328
4.30%, 3/1/2049	50,000	58,099

		782,351

Semiconductors & Semiconductor Equipment — 0.8%
Analog Devices, Inc. 3.50%, 12/5/2026	14,000	14,738
Broadcom Corp.
3.00%, 1/15/2022	54,000	54,603
3.88%, 1/15/2027	127,000	129,645
Intel Corp. 3.73%, 12/8/2047	30,000	32,941
QUALCOMM, Inc. 4.30%, 5/20/2047	20,000	22,584

		254,511

Software — 1.6%
Microsoft Corp.
3.30%, 2/6/2027	30,000	32,349
3.45%, 8/8/2036	40,000	44,080
4.10%, 2/6/2037	110,000	130,020
3.70%, 8/8/2046	76,000	86,817
Oracle Corp.
3.25%, 11/15/2027	53,000	56,309
3.80%, 11/15/2037	50,000	54,976
4.00%, 7/15/2046	89,000	99,530

		504,081

Specialty Retail — 0.9%
Home Depot, Inc. (The)
4.20%, 4/1/2043	30,000	34,737
4.25%, 4/1/2046	31,000	36,756
3.50%, 9/15/2056	20,000	21,468
Lowe’s Cos., Inc.
3.10%, 5/3/2027	40,000	41,532
3.70%, 4/15/2046	80,000	81,723
4.05%, 5/3/2047	77,000	82,700

		298,916

Technology Hardware, Storage & Peripherals — 2.0%
Apple, Inc.
2.40%, 5/3/2023	77,000	78,153
3.25%, 2/23/2026	120,000	127,328
2.90%, 9/12/2027	71,000	74,052
3.85%, 5/4/2043	20,000	22,389
4.65%, 2/23/2046	117,000	147,609

JPMorgan Corporate Bond Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Dell International LLC 5.45%, 6/15/2023 (a)	170,000	184,309

		633,840

Thrifts & Mortgage Finance — 0.6%
Nationwide Building Society (United Kingdom)
(ICE LIBOR USD 3 Month + 1.18%), 3.62%, 4/26/2023 (a)(b)	200,000	205,134

Tobacco — 2.9%
Altria Group, Inc.
2.85%, 8/9/2022	70,000	70,988
4.80%, 2/14/2029	110,000	121,617
5.80%, 2/14/2039	20,000	23,506
5.38%, 1/31/2044	80,000	90,726
5.95%, 2/14/2049	20,000	24,058
BAT Capital Corp. (United Kingdom)
4.39%, 8/15/2037	150,000	148,339
4.54%, 8/15/2047	20,000	19,473
Philip Morris International, Inc.
3.38%, 8/15/2029	50,000	52,536
3.88%, 8/21/2042	40,000	42,116
Reynolds American, Inc. (United Kingdom)
4.00%, 6/12/2022	253,000	263,178
4.45%, 6/12/2025	58,000	62,081

		918,618

Trading Companies & Distributors — 1.0%
Air Lease Corp.
3.00%, 9/15/2023	257,000	261,847
3.25%, 10/1/2029	50,000	49,647

		311,494

Wireless Telecommunication Services — 0.9%
Vodafone Group plc (United Kingdom)
3.75%, 1/16/2024	130,000	137,034
5.25%, 5/30/2048	70,000	83,607
4.25%, 9/17/2050	50,000	51,860

		272,501

TOTAL CORPORATE BONDS (Cost $29,017,199)		31,174,408

U.S. TREASURY OBLIGATIONS — 1.5%
U.S. Treasury Bonds
3.00%, 2/15/2049	17,000	19,888
2.88%, 5/15/2049	29,000	33,173
2.25%, 8/15/2049	110,000	110,967

Investments	Principal Amount($)	Value($)
U.S. Treasury Notes
2.38%, 5/15/2029	65,000	68,324
1.63%, 8/15/2029	78,400	77,239
1.75%, 11/15/2029	170,000	169,562

TOTAL U.S. TREASURY OBLIGATIONS (Cost $476,018)		479,153

ASSET-BACKED SECURITIES — 0.2%
Air Canada Pass-Through Trust (Canada) Series 2017-1, Class AA, 3.30%, 1/15/2030 (a)	28,464	29,303
American Airlines Pass-Through Trust Series 2019-1, Class AA, 3.15%, 2/15/2032	20,000	20,982
United Airlines Pass-Through Trust Series 2019-2, Class AA, 2.70%, 5/1/2032	20,000	20,038

TOTAL ASSET-BACKED SECURITIES (Cost $67,593)		70,323

	Shares
SHORT-TERM INVESTMENTS — 0.8%
INVESTMENT COMPANIES — 0.8%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.53% (d)(e) (Cost $240,247)	240,247	240,247

Total Investments — 100.1% (Cost $29,801,057)		31,964,131
Liabilities in Excess of Other Assets — (0.1)%		(37,773)

Net Assets — 100.0%		31,926,358

Percentages indicated are based on net assets.

JPMorgan Corporate Bond Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Abbreviations

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
USD	United States Dollar

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2019.
(c)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of November 30, 2019.

Futures contracts outstanding as of November 30, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note	3	03/2020	USD	646,805	(358)
U.S. Treasury Long Bond	5	03/2020	USD	795,156	(2,011)

					(2,369)

Short Contracts
U.S. Treasury 10 Year Note	(8)	03/2020	USD	(1,035,000)	2,357
U.S. Treasury 10 Year Ultra Note	(3)	03/2020	USD	(426,703)	814

					3,171

					802

Abbreviations

USD	United States Dollar

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

JPMorgan Corporate Bond Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$70,323	$—	$70,323
Corporate Bonds	—	31,174,408	—	31,174,408
U.S. Treasury Obligations	—	479,153	—	479,153
Short-Term Investments
Investment Companies	240,247	—	—	240,247

Total Investments in Securities	$240,247	$31,723,884	$—	$31,964,131

Appreciation in Other Financial Instruments
Futures Contracts	$3,171	$—	$—	$3,171

Depreciation in Other Financial Instruments
Futures Contracts	$(2,369)	$—	$—	$(2,369)

There were no transfers into or out of level 3 for the period ended November 30, 2019.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below.

For the period ended November 30, 2019
Security Description	Value at February 28, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2019	Shares at November 30, 2019	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.53%(a)(b)	$307,539	$6,591,675	$6,658,967	$—	$—	$240,247	240,247	$3,859	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2019.